RIGHT-OF USE ASSETS AND LEASE LIABILITIES - Summary of Lease, Cost (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Lessee Disclosure [Abstract]
Operating lease cost	$ 3,531
Finance lease cost
Amortization of leased assets	350
Interest on lease liabilities	17
Total finance lease cost	$ 367